Revenue Information (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue Information

	(Restated- Note 3) 2020 $	(Restated- Note 3) 2019 $

Commercial	159,862,661	154,916,949
Medicare	27,873,980	25,799,652
Medicaid	7,699,859	6,637,274
Attorney	24,343,273	13,283,222
Workers comp	9,711,177	9,459,955
Other patient revenue	8,833,369	8,352,652
Service fees - net of allowances and discounts	238,324,319	218,449,704
Other revenue (management and ancillary fees and government grants)	7,301,666	2,594,903

	245,625,985	221,044,607